Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating costs	$ 4,918,801	$ 6,150,199
Loss from operations	(4,918,801)	(6,150,199)
Other income (expense):
Interest income from Trust Account	4,415,456	3,989,061
Change in fair value of convertible promissory notes – related parties	(3,698,394)	(170,741)
Change in fair value of warrant liabilities	(27,064,500)	498,000
Total other (expense) income, net	(26,347,438)	4,316,320
Loss before income taxes	(31,266,239)	(1,833,879)
Income tax expense	(914,318)	(757,069)
Net loss	$ (32,180,557)	$ (2,590,948)
Redeemable Class A Common Stock [Member]
Other income (expense):
Weighted average shares outstanding, basic	10,870,337	28,750,000
Weighted average shares outstanding, diluted	10,870,337	28,750,000
Basic, net (loss) income per share	$ (1.78)	$ (0.07)
Diluted, net (loss) income per share	$ (1.78)	$ (0.07)
Non Redeemable Class A And Class B Common Stock [Member]
Other income (expense):
Weighted average shares outstanding, basic	7,187,500	7,187,500
Weighted average shares outstanding, diluted	7,187,500	7,187,500
Basic, net (loss) income per share	$ (1.78)	$ (0.07)
Diluted, net (loss) income per share	$ (1.78)	$ (0.07)